Dividends to shareholders (Details) $ / shares in Units, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Dividends to shareholders
Final | $		$ 2,402	$ 2,404	$ 2,402
Interim | $		1,139	1,139	1,138
Total | $		$ 3,541	$ 3,543	$ 3,540
Final | $ / shares		$ 1.90	$ 1.90	$ 1.90
Interim | $ / shares		0.90	0.90	0.90
Total | $ / shares		$ 2.80	$ 2.80	$ 2.80
Period of time unclaimed dividends were forfeited	12 years	12 years
Unclaimed dividends forfeited and adjusted for in retained earnings | £	£ 2